T-REX 2X LONG GME DAILY TARGET ETF (GMEU)	T-REX 2X LONG AVGO DAILY TARGET ETF (AVGU)
T-REX 2X LONG HOOD DAILY TARGET ETF (ROBN)	T-REX 2X INVERSE AVGO DAILY TARGET ETF (AVGD)
T-REX 2X LONG DJT DAILY TARGET ETF (DJTU)	T-REX 2X LONG PANW DAILY TARGET ETF (PANU)
T-REX 2X LONG MARA DAILY TARGET ETF (MARU)	T-REX 2X INVERSE PANW DAILY TARGET ETF (PAND)
T-REX 2X INVERSE MARA DAILY TARGET ETF (MARD)	T-REX 2X LONG TSM DAILY TARGET ETF (TSMU)
T-REX 2X LONG RBLX DAILY TARGET ETF (RBLU)	T-REX 2X INVERSE TSM DAILY TARGET ETF (TSMD)
T-REX 2X INVERSE PLTR DAILY TARGET ETF (PLTD)	T-REX 2X LONG SQ DAILY TARGET ETF (SQU)
T-REX 2X LONG ARM DAILY TARGET ETF (ARMU)	T-REX 2X INVERSE SQ DAILY TARGET ETF (SQD)
T-REX 2X LONG SHOP DAILY TARGET ETF (SHOU)	T-REX 2X INVERSE COIN DAILY TARGET ETF (COID)
T-REX 2X INVERSE SHOP DAILY TARGET ETF (SHOD)	T-REX 2X LONG APPLE DAILY TARGET ETF (AAPX)
T-REX 2X INVERSE AMD DAILY TARGET ETF (AMDD)	T-REX 2X INVERSE APPLE DAILY TARGET ETF (AAPQ)
T-REX 2X INVERSE BA DAILY TARGET ETF (BAD)	T-REX 2X LONG ALPHABET DAILY TARGET ETF (GOOX)
T-REX 2X LONG SNOW DAILY TARGET ETF (SNOU)	T-REX 2X INVERSE ALPHABET DAILY TARGET ETF (GOOQ)
T-REX 2X INVERSE SNOW DAILY TARGET ETF (SNOD)	T-REX 2X LONG MICROSOFT DAILY TARGET ETF (MSFX)
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF (MSFQ)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus,
dated April 30, 2025, as amended July 1, 2025 and August 20, 2025, as supplemented from time to time
_____________________________________________________________________________________    _____________
FUND SUMMARY – T-REX 2X LONG GME DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG HOOD DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG DJT DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG MARA DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE MARA DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG RBLX DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE PLTR DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG ARM DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG SHOP DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE SHOP DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE AMD DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE BA DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG SNOW DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE SNOW DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include the REX Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG AVGO DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE AVGO DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG PANW DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE PANW DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG TSM DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE TSM DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG SQ DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE SQ DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE COIN DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG APPLE DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE APPLE DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG ALPHABET DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.
* * * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE